497(e)
                                                                      333-103199

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR

Incentive Life(R)                Incentive Life(R) Legacy
Survivorship Incentive Life(R)   Survivorship Incentive Life Legacy(SM)
Incentive Life(R) '06            Incentive Life(R) Optimizer(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to your current Prospectus. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -------------------------------------------------------------------------------------------------
   Existing Portfolio Name                                   New Portfolio Name
   -------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate Government Securities   EQ/Intermediate Government Bond Index
   -------------------------------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                                     EQ/Core Bond Index
   -------------------------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------------
   AXA Premier VIP Trust
   -----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   -----------------------------------
   MULTIMANAGER CORE BOND
   -----------------------------------
   MULTIMANAGER HEALTH CARE
   -----------------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   -----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   -----------------------------------
   MULTIMANAGER MID CAP GROWTH
   -----------------------------------
   MULTIMANAGER MID CAP VALUE
   -----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   -----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

VL 009 (1/09)                                          Catalog No. 142062 (1/09)
NB/IF(AR) Series                                                          x02486

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your policy.

2. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   --------------------------------------------------------------------------
                                        Management     12b-1      Other
   Portfolio Name                         Fees          Fees     Expenses
   --------------------------------------------------------------------------
   AXA Premier VIP Trust:
   --------------------------------------------------------------------------
   AXA Aggressive Allocation              0.10%         0.25%     0.17%
   AXA Conservative Allocation            0.10%         0.25%     0.21%
   AXA Conservative-Plus Allocation       0.10%         0.25%     0.19%
   AXA Moderate Allocation                0.10%         0.25%     0.17%
   AXA Moderate-Plus Allocation           0.10%         0.25%     0.17%
   Multimanager Aggressive Equity         0.59%         0.25%     0.16%
   Multimanager Core Bond                 0.53%         0.25%     0.18%
   Multimanager Health Care               0.95%         0.25%     0.22%
   Multimanager High Yield                0.53%         0.25%     0.18%
   Multimanager International Equity      0.82%         0.25%     0.21%
   Multimanager Large Cap Core Equity     0.69%         0.25%     0.21%
   Multimanager Large Cap Growth          0.75%         0.25%     0.24%
   Multimanager Large Cap Value           0.72%         0.25%     0.20%
   Multimanager Mid Cap Growth            0.80%         0.25%     0.20%
   Multimanager Mid Cap Value             0.80%         0.25%     0.19%
   Multimanager Small Cap Growth          0.85%         0.25%     0.24%
   Multimanager Small Cap Value           0.85%         0.25%     0.19%
   Multimanager Technology                0.95%         0.25%     0.22%
   --------------------------------------------------------------------------
   EQ Advisors Trust
   --------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  0.35%         0.25%     0.14%
   EQ/Core Bond Index                     0.35%         0.25%     0.11%
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------
                                      Acquired                                     Net Total
                                     Fund Fees     Total Annual    Fee Waivers      Annual
                                        and          Expenses        and/or        Expenses
                                      Expenses       (Before         Expense        (After
                                    (Underlying      Expense       Reimburse-      Expense
   Portfolio Name                    Portfolios)    Limitations)       ments      Limitations)
   --------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust:
   --------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
   AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
   AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
   AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
   AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
   Multimanager Aggressive Equity         --          1.00%              --          1.00%
   Multimanager Core Bond                 --          0.96%            0.00%         0.96%
   Multimanager Health Care               --          1.42%            0.00%         1.42%
   Multimanager High Yield                --          0.96%              --          0.96%
   Multimanager International Equity      --          1.28%            0.00%         1.28%
   Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
   Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
   Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
   Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
   Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
   Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
   Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
   Multimanager Technology              0.01%         1.43%            0.00%         1.43%
   --------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   --------------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  --          0.74%              --          0.74%
   EQ/Core Bond Index                     --          0.71%              --          0.71%
   --------------------------------------------------------------------------------------------------



   Incentive Life(R) and Survivorship Incentive Life(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company
                (AXA Equitable). Incentive Life(R) Optimizer(SM)
                      is a service mark of AXA Equitable.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR
INCENTIVE LIFE(R) '02
SURVIVORSHIP INCENTIVE LIFE(R) '02
PARAMOUNT LIFE(SM)
INCENTIVE LIFE COLI(SM) '04

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to your current Prospectus. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.


1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")


A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


   ------------------------------------------------------------------------------------------------
   Existing Portfolio Name                                   New Portfolio Name
   ------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate Government Securities   EQ/Intermediate Government Bond Index
   ------------------------------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                                     EQ/Core Bond Index
   ------------------------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------------
   AXA Premier VIP Trust
   -----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   -----------------------------------
   MULTIMANAGER CORE BOND
   -----------------------------------
   MULTIMANAGER HEALTH CARE
   -----------------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   -----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   -----------------------------------
   MULTIMANAGER MID CAP GROWTH
   -----------------------------------
   MULTIMANAGER MID CAP VALUE
   -----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   -----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

VL 010 (1/09)                                          Catalog No. 142063 (1/09)
NB/IF (AR)  Series                                                       x02487

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your policy.

2. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   -----------------------------------------------------------------------------
                                        Management      12b-1     Other
   Portfolio Name                         Fees          Fees     Expenses
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust:
   -----------------------------------------------------------------------------
   AXA Aggressive Allocation              0.10%           --      0.17%
   AXA Conservative Allocation            0.10%           --      0.21%
   AXA Conservative-Plus Allocation       0.10%           --      0.19%
   AXA Moderate Allocation                0.10%           --      0.17%
   AXA Moderate-Plus Allocation           0.10%           --      0.17%
   Multimanager Aggressive Equity         0.59%           --      0.16%
   Multimanager Core Bond                 0.53%           --      0.18%
   Multimanager Health Care               0.95%           --      0.22%
   Multimanager High Yield                0.53%           --      0.18%
   Multimanager International Equity      0.82%           --      0.21%
   Multimanager Large Cap Core Equity     0.69%           --      0.21%
   Multimanager Large Cap Growth          0.75%           --      0.24%
   Multimanager Large Cap Value           0.72%           --      0.20%
   Multimanager Mid Cap Growth            0.80%           --      0.20%
   Multimanager Mid Cap Value             0.80%           --      0.19%
   Multimanager Small Cap Growth          0.85%         0.25%     0.24%
   Multimanager Small Cap Value           0.85%           --      0.19%
   Multimanager Technology                0.95%           --      0.22%
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  0.35%           --      0.14%
   EQ/Core Bond Index                     0.35%           --      0.11%
   -----------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------
                                      Acquired                                     Net Total
                                     Fund Fees     Total Annual    Fee Waivers      Annual
                                        and          Expenses        and/or        Expenses
                                      Expenses       (Before         Expense        (After
                                    (Underlying      Expense       Reimburse-      Expense
   Portfolio Name                    Portfolios)    Limitations)       ments      Limitations)
   --------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust:
   --------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation            0.92%         1.19%           (0.19)%        1.00%
   AXA Conservative Allocation          0.69%         1.00%           (0.25)%        0.75%
   AXA Conservative-Plus Allocation     0.76%         1.05%           (0.20)%        0.85%
   AXA Moderate Allocation              0.82%         1.09%           (0.19)%        0.90%
   AXA Moderate-Plus Allocation         0.86%         1.13%           (0.18)%        0.95%
   Multimanager Aggressive Equity         --          0.75%              --          0.75%
   Multimanager Core Bond                 --          0.71%            0.00%         0.71%
   Multimanager Health Care               --          1.17%            0.00%         1.17%
   Multimanager High Yield                --          0.71%              --          0.71%
   Multimanager International Equity      --          1.03%            0.00%         1.03%
   Multimanager Large Cap Core Equity     --          0.90%            0.00%         0.90%
   Multimanager Large Cap Growth          --          0.99%            0.00%         0.99%
   Multimanager Large Cap Value           --          0.92%            0.00%         0.92%
   Multimanager Mid Cap Growth            --          1.00%            0.00%         1.00%
   Multimanager Mid Cap Value             --          0.99%            0.00%         0.99%
   Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
   Multimanager Small Cap Value           --          1.04%            0.00%         1.04%
   Multimanager Technology              0.01%         1.18%            0.00%         1.18%
   --------------------------------------------------------------------------------------------------
   EQ Advisors Trust
   --------------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  --          0.49%              --          0.49%
   EQ/Core Bond Index                     --          0.46%              --          0.46%
   --------------------------------------------------------------------------------------------------



 Incentive Life(R) '02 and Survivorship Incentive Life(R) '02 is issued by and is a registered trademark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
    Paramount Life(SM) and Incentive Life COLI(SM) '04 are issued by and are registered service marks of AXA Equitable
                     Life Insurance Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                             Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR

IL Protector(R)          Champion 2000
Incentive Life(R)        Incentive Life(R) COLI
Incentive Life Plus(R)   The Champion
Special Offer Policy     SP-1
Survivorship 2000        Basic Policy
Incentive Life(R) 2000   Expanded Policy

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to your current Prospectus. The Portfolios discussed below may not be available in all policies. As applicable to your policy, please note the changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   ------------------------------------------------------------------------------------------------
   Existing Portfolio Name                                   New Portfolio Name
   ------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate Government Securities   EQ/Intermediate Government Bond Index
   ------------------------------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                                     EQ/Core Bond Index
   ------------------------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------------
   AXA Premier VIP Trust
   -----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   -----------------------------------
   MULTIMANAGER CORE BOND
   -----------------------------------
   MULTIMANAGER HEALTH CARE
   -----------------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   -----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   -----------------------------------
   MULTIMANAGER MID CAP GROWTH
   -----------------------------------
   MULTIMANAGER MID CAP VALUE
   -----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   -----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect

VL-011 (1/09)                                                 Catalog No. 142064
NB/IF (AR) Series (IF only)                                               x02488
   that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your policy.

2. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   -----------------------------------------------------------------------------
                                      Management      12b-1      Other
   Portfolio Name                       Fees          Fees      Expenses
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust:
   -----------------------------------------------------------------------------
   AXA Aggressive Allocation             0.10%           --      0.17%
   AXA Conservative Allocation           0.10%           --      0.21%
   AXA Conservative-Plus Allocation      0.10%           --      0.19%
   AXA Moderate Allocation               0.10%           --      0.17%
   AXA Moderate-Plus Allocation          0.10%           --      0.17%
   Multimanager Aggressive Equity        0.59%           --      0.16%
   Multimanager Core Bond                0.53%         0.25%     0.18%
   Multimanager Health Care              0.95%         0.25%     0.22%
   Multimanager High Yield               0.53%           --      0.18%
   Multimanager International Equity     0.82%         0.25%     0.21%
   Multimanager Large Cap Core Equity    0.69%         0.25%     0.21%
   Multimanager Large Cap Growth         0.75%         0.25%     0.24%
   Multimanager Large Cap Value          0.72%         0.25%     0.20%
   Multimanager Mid Cap Growth           0.80%         0.25%     0.20%
   Multimanager Mid Cap Value            0.80%         0.25%     0.19%
   Multimanager Small Cap Growth         0.85%         0.25%     0.24%
   Multimanager Small Cap Value          0.85%         0.25%     0.19%
   Multimanager Technology               0.95%         0.25%     0.22%
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index 0.35%           --      0.14%
   EQ/Core Bond Index                    0.35%         0.25%     0.11%
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------
                                       Acquired                                      Net Total
                                      Fund Fees     Total Annual     Fee Waivers      Annual
                                         and          Expenses         and/or        Expenses
                                       Expenses       (Before          Expense        (After
                                     (Underlying      Expense        Reimburse-      Expense
   Portfolio Name                     Portfolios)   Limitations)        ments      Limitations)
   -----------------------------------------------------------------------------------------------
   AXA Premier VIP Trust:
   -----------------------------------------------------------------------------------------------
   AXA Aggressive Allocation             0.92%         1.19%           (0.19)%        1.00%
   AXA Conservative Allocation           0.69%         1.00%           (0.25)%        0.75%
   AXA Conservative-Plus Allocation      0.76%         1.05%           (0.20)%        0.85%
   AXA Moderate Allocation               0.82%         1.09%           (0.19)%        0.90%
   AXA Moderate-Plus Allocation          0.86%         1.13%           (0.18)%        0.95%
   Multimanager Aggressive Equity          --          0.75%              --          0.75%
   Multimanager Core Bond                  --          0.96%            0.00%         0.96%
   Multimanager Health Care                --          1.42%            0.00%         1.42%
   Multimanager High Yield                 --          0.71%              --          0.71%
   Multimanager International Equity       --          1.28%            0.00%         1.28%
   Multimanager Large Cap Core Equity      --          1.15%            0.00%         1.15%
   Multimanager Large Cap Growth           --          1.24%            0.00%         1.24%
   Multimanager Large Cap Value            --          1.17%            0.00%         1.17%
   Multimanager Mid Cap Growth             --          1.25%            0.00%         1.25%
   Multimanager Mid Cap Value              --          1.24%            0.00%         1.24%
   Multimanager Small Cap Growth           --          1.34%            0.00%         1.34%
   Multimanager Small Cap Value            --          1.29%            0.00%         1.29%
   Multimanager Technology               0.01%         1.43%            0.00%         1.43%
   -----------------------------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index   --          0.49%              --          0.49%
   EQ/Core Bond Index                      --          0.71%              --          0.71%
   -----------------------------------------------------------------------------------------------



IL Protector(R), Incentive Life(R) and Incentive Life Plus(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA
                                   Equitable).

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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